Other liabilities	12 Months Ended
Dec. 31, 2025
Other liabilities [abstract]
Other liabilities	16 Other liabilities

Other liabilities by type
In EUR million	2025	2024
Net defined benefit liability	141	152
Other post-employment benefits	42	38
Other staff-related liabilities	798	784
Other taxation and social security contributions	837	899
Rents received in advance	15	14
Costs payable	2,021	1,764
Amounts to be settled	4,188	4,290
Lease liabilities	1,050	1,116
Other	2,898	3,311
	11,989	12,369
Disclosures in respect of Net defined benefit liabilities are provided in Note 33 'Pensions and other post-
employment benefits'. Other staff-related liabilities comprise provisions for vacation leave, jubilee, disability and illness, as well as liabilities for variable compensations.
Lease liabilities relate to right-of-use assets. Disclosures regarding right-of-use assets are provided in Note 9
'Property and equipment'. The total cash outflow for leases in 2025 was EUR 282 million (2024: EUR 290 million).
Amounts to be settled include primarily transactions not settled at the balance sheet date. The nature of these transactions is short term and have settled after the closing date of the balance sheet. The line Other relates mainly to amounts payable to suppliers. It also includes the remaining EUR 732 million (2024: EUR 1,275 million)
obligation related with share buyback programme.